Investments in equity investees- Others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments in equity investees
Impairment charges of cost method investments	¥ 1,753	¥ 2,125	¥ 902
Impairment charges relating to the equity method investments	18,153	245	0
Carrying value as equity method investment	79,758	84,964	58,197
Alibaba Pictures
Investments in equity investees
Impairment charges relating to the equity method investments	18,116
Deconsolidation gain arising from the revaluation of the Company's remaining equity interest			¥ 24,734
Equity method investments, publicly traded
Investments in equity investees
Carrying value as equity method investment	65,639
Market values of equity method investments	118,357
Individually immaterial cost method investments, fair value estimated | Carrying amount
Investments in equity investees
Cost method investment	30,318	17,273
Individually immaterial cost method investments, fair value estimated | Approximate fair value
Investments in equity investees
Cost method investment	61,936	46,351
Individually immaterial cost method investments, not practical to estimate fair value | Carrying amounts
Investments in equity investees
Cost method investments carrying value for which there is no fair value estimate	¥ 29,624	¥ 18,131